Lease obligations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Disclosure of additional information about leasing activities for lessee

	2020	2019
Opening lease obligations	718,505	652,642
Additions, net of disposals	108,763	168,216
Interest expense	47,871	43,288
Lease payments	(154,727)	(145,100)
Effect of movements in exchange rates and other	1,822	(541)
Lease obligations at December 31	722,234	718,505
Less: current portion	(97,516)	(89,820)
Lease obligations - non current portion	$624,718	$628,685

Disclosure of maturity analysis of lease payments
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2020:

	Lease payments	Interest component	Lease obligations
2021	$142,096	$44,580	$97,516
2022	118,139	40,075	78,064
2023	110,354	35,760	74,594
2024	101,467	31,622	69,845
2025	90,875	27,370	63,505
Thereafter	419,456	80,746	338,710
	$982,387	$260,153	$722,234

Disclosure of potential lease options

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean going vessels	$472,322	$5,994
Terminals and tanks	194,938	30,161
Other	54,974	17,209
Total	$722,234	$53,364